Income Taxes - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal
current	$ (99)	$ (413)
deferred	(4,834)	(5,000)
State
current	(116)	296
deferred	(1,189)	(1,761)
Foreign
current	1,307	1,986
deferred	32	113
Income tax benefit	$ (4,899)	$ (4,779)